Taxation (Income Tax, Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax and tax rate [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Deferred tax liabilities related to withholding tax	$ 22,356	$ 18,814
Hong Kong [Member]
Income tax and tax rate [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
CHINA
Income tax and tax rate [Line Items]
Statutory income tax rate	25.00%
Withholding tax rate	10.00%
Preferential withholding tax rate on dividends under China-HK Tax Agreement	5.00%
Deferred tax liabilities related to withholding tax	$ 22,400
CHINA | High and new technology enterprises [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	15.00%
CHINA | Software enterprises [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	12.50%
Income tax exemption period beginning with first profitable year	2 years
Tax rate reduction rate	50.00%
Preferential income tax rate period after income tax exemption	3 years
CHINA | AmazGame [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	10.00%
CHINA | Gamease [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	15.00%
CHINA | Shenzhen 7Road [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	15.00%
CHINA | Gamespace [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	12.50%
Tax rate reduction rate	50.00%
CHINA | Shanghai ICE [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	12.50%
Tax rate reduction rate	50.00%